RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS	RELATED PARTY BALANCES AND TRANSACTIONS
As of December 31, 2024 and 2023, the 2020 Subsidiary's CEO holds 12.04% of the 2020 Subsidiary, which reflects $5,406 and $5,385 of the non-controlling amount on the balance sheet as of December 31, 2024 and 2023, respectively.